Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2023	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670
Additions		—		—		—		4		4		1,966		—		261		1,174		3,401		3,405
Acquisitions from business combinations (see Note 4)		—		3,918		26		—		3,944		145		188		—		25		358		4,302
Changes in fair value of past acquisitions		—		(12,273)		7,683		—		(4,590)		—		5,162		—		(117)		5,045		455
Business disposals		(12)		(25,036)		(3,009)		(56)		(28,113)		(482)		(17,788)		—		(29)		(18,299)		(46,412)
Transfer of completed development systems		(224)		—		—		227		3		292		—		—		(295)		(3)		—
Disposals		—		(2)		—		(2)		(4)		(197)		—		(161)		(235)		(593)		(597)
Effect of movements in exchange rates		(1,568)		(3,744)		(810)		45		(6,077)		(424)		(814)		—		(683)		(1,921)		(7,998)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		70		70		70
Impairment		—		(4,995)		—		—		(4,995)		—		—		—		—		—		(4,995)
Business combinations from disposals		—		1,950		—		—		1,950		—		—		—		—		—		1,950
Cost as of December 31, 2023	Ps.	73,952	Ps.	45,522	Ps.	12,934	Ps.	1,483	Ps.	133,891	Ps.	12,205	Ps.	236	Ps.	2,077	Ps.	5,441	Ps.	19,959	Ps.	153,850

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2024	Ps.	73,952	Ps.	45,522	Ps.	12,934	Ps.	1,483	Ps.	133,891	Ps.	12,205	Ps.	236	Ps.	2,077	Ps.	5,441	Ps.	19,959	Ps.	153,850
Additions		—		461		—		95		556		1,774		3		88		1,210		3,075		3,631
Acquisitions from business combinations (see Note 4)		—		2,809		—		—		2,809		—		—		—		1,216		1,216		4,025
Changes in fair value of past acquisitions		—		—		—		—		—		—		(3)		—		3		—		—
Transfer of completed development systems		—		—		—		—		—		670		—		—		(670)		—		—
Disposals		—		—		—		(50)		(50)		(76)		—		—		(31)		(107)		(157)
Effect of movements in exchange rates		657		(371)		289		22		597		2,434		466		145		(867)		2,178		2,775
Changes in value on the recognition of inflation effects		—		—		—		—		—		256		—		—		(123)		133		133
Impairment		—		(1,797)		(1,004)		—		(2,801)		—		—		—		—		—		(2,801)
Cost as of December 31, 2024	Ps.	74,609	Ps.	46,624	Ps.	12,219	Ps.	1,550	Ps.	135,002	Ps.	17,263	Ps.	702	Ps.	2,310	Ps.	6,179	Ps.	26,454	Ps.	161,456

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2025	Ps.	74,609	Ps.	46,624	Ps.	12,219	Ps.	1,550	Ps.	135,002	Ps.	17,263	Ps.	702	Ps.	2,310	Ps.	6,179	Ps.	26,454	Ps.	161,456
Additions		—		—		3		11		14		608		—		227		2,696		3,531		3,545
Changes in fair value of past acquisitions		—		(627)		—		—		(627)		—		—		—		(10)		(10)		(637)
Reclassifications from assets held for sale		—		—		—		—		—		—		—		—		240		240		240
Internal development		—		—		—		—		—		50		—		—		—		50		50
Transfer of completed development systems		—		—		—		—		—		45		—		—		(202)		(157)		(157)
Disposals		—		—		(8)		(28)		(36)		(149)		(4)		—		(4)		(157)		(193)
Effect of movements in exchange rates		(402)		105		(508)		7		(798)		(485)		(3)		—		(406)		(894)		(1,692)
Changes in value on the recognition of inflation effects		—		—		—		—		—		54		—		—		—		54		54
Reclassifications		—		—		—		—		—		654		(113)		108		(541)		108		108
Cost as of December 31, 2025	Ps.	74,207	Ps.	46,102	Ps.	11,706	Ps.	1,540	Ps.	133,555	Ps.	18,040	Ps.	582	Ps.	2,645	Ps.	7,952	Ps.	29,219	Ps.	162,774

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1 2023	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)
Amortization expense		—		—		—		—		—		(1,519)		(1,113)		(116)		(547)		(3,295)		(3,295)
Disposals		—		—		—		—		—		161		—		—		209		370		370
Business disposals		—		—		—		—		—		276		4,010		—		51		4,337		4,337
Impairment		—		—		(36)		—		(36)		—		—		—		—		—		(36)
Effect of movements in exchange rates		—		—		—		—		—		578		188		15		187		968		968
Changes in value on the recognition of inflation effects		—		—		—		—		—		(78)		—		—		—		(78)		(78)
Amortization as of December 31 2023	Ps.	—	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(36)	Ps.	(7,603)	Ps.	(67)	Ps.	(1,040)	Ps.	(1,886)	Ps.	(10,596)	Ps.	(10,632)
Amortization as of January 1 2024	Ps.	—	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(36)	Ps.	(7,603)	Ps.	(67)	Ps.	(1,040)	Ps.	(1,886)	Ps.	(10,596)	Ps.	(10,632)
Amortization expense		—		—		—		—		—		(1,895)		(17)		(226)		(479)		(2,617)		(2,617)
Disposals		—		—		—		—		—		56		27		—		2		85		85
Business disposals		—		—		—		—		—		—		—		—		—		—		—
Impairment		—		—		—		—		—		—		—		—		—		—		—
Effect of movements in exchange rates		(745)		—		—		—		(745)		(648)		(413)		126		(147)		(1,082)		(1,827)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(129)		—		—		—		(129)		(129)
Amortization as of December 31 2024	Ps.	(745)	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(781)	Ps.	(10,219)	Ps.	(470)	Ps.	(1,140)	Ps.	(2,510)	Ps.	(14,339)	Ps.	(15,120)
Amortization as of January 1 2025	Ps.	(745)	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(781)	Ps.	(10,219)	Ps.	(470)	Ps.	(1,140)	Ps.	(2,510)	Ps.	(14,339)	Ps.	(15,120)
Amortization expense		—		—		—		—		—		(1,058)		53		(1)		(1,561)		(2,567)		(2,567)
Disposals		—		—		—		—		—		71		4		—		59		134		134
Business disposals		—		—		—		—		—		—		—		—		(275)		(275)		(275)
Impairment		—		—		—		—		—		6		—		—		2		8		8
Effect of movements in exchange rates		—		—		—		—		—		449		(16)		—		276		709		709
Changes in value on the recognition of inflation effects		—		—		—		—		—		(49)		—		—		—		(49)		(49)
Reclassifications		—		—		—		—		—		(361)		204		(108)		157		(108)		(108)
Amortization as of December 31 2025	Ps.	(745)	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(781)	Ps.	(11,161)	Ps.	(225)	Ps.	(1,249)	Ps.	(3,852)	Ps.	(16,487)	Ps.	(17,268)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31 2023	Ps.	73,952	Ps.	45,522	Ps.	12,898	Ps.	1,483	Ps.	133,855	Ps.	4,602	Ps.	169	Ps.	1,037	Ps.	3,555	Ps.	9,363	Ps.	143,218
As of December 31 2024	Ps.	73,864	Ps.	46,624	Ps.	12,183	Ps.	1,550	Ps.	134,221	Ps.	7,044	Ps.	232	Ps.	1,170	Ps.	3,669	Ps.	12,115	Ps.	146,336
As of December 31 2025	Ps.	73,462	Ps.	46,102	Ps.	11,670	Ps.	1,540	Ps.	132,774	Ps.	6,879	Ps.	357	Ps.	1,396	Ps.	4,100	Ps.	12,732	Ps.	145,506

Summary of Allocation of Amortization Expenses
For the years ended December 31, 2025, 2024 and 2023, allocation for amortization expense is as follows:

	2025		2024		2023

Cost of goods sold	Ps.	175	Ps.	49	Ps.	1,229
Administrative expenses		1,067		649		1,257
Selling expenses		1,325		1,919		809
	Ps.	2,567	Ps.	2,617	Ps.	3,295

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization
The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 11
Customer Relationships	10 - 12
Alcohol Licenses	12

Summary of Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU
The aggregate carrying amounts of goodwill, distribution rights and other indefinite lived intangible assets allocated to each CGU are as follows:

	December 31, 2025		December 31, 2024
Mexico	Ps.	56,971	Ps.	57,689
Guatemala		1,608		1,695
Nicaragua		371		404
Costa Rica		1,580		1,439
Panama		1,086		1,170
Colombia		4,227		3,638
Brazil		27,996		28,199
Argentina		422		512
Uruguay		2,393		2,452
Total	Ps.	96,654	Ps.	97,198

Summary of Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment testing as of December 31, 2025 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2026‑2030	2026‑2030
Mexico	8.8%	6.2%	3.9%	5.0%
Brazil	11.4%	7.2%	3.9%	3.3%
Colombia	10.5%	7.9%	3.4%	3.5%
Argentina	16.8%	11.8%	10.1%	5.2%
Guatemala	8.8%	6.8%	3.8%	7.3%
Costa Rica	10.8%	7.9%	2.3%	6.1%
Nicaragua	21.6%	14.1%	3.3%	6.2%
Panama	11.3%	8.6%	1.0%	5.6%
Uruguay	9.0%	6.8%	4.5%	4.5%

The key assumptions by CGU for impairment testing as of December 31, 2024 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2025‑2029	2025‑2029
Mexico	9.0%	6.3%	4.1%	5.4%
Brazil	10.9%	6.8%	3.6%	4.1%
Colombia	12.0%	7.9%	3.1%	6.6%
Argentina	16.0%	12.0%	35.1%	4.5%
Guatemala	9.5%	7.2%	4.0%	11.9%
Costa Rica	12.0%	8.5%	2.8%	6.6%
Nicaragua	23.0%	13.1%	3.5%	6.5%
Panama	11.7%	9.1%	1.8%	6.3%
Uruguay	9.5%	7.1%	5.1%	4.2%
The key assumptions by the significant CGU (Chile) in the Health Division (Mexico, Colombia and Ecuador are insignificant) for impairment test as of December 31, 2025 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2026‑2030	Expected Sales Growth Rate
Chile	8.2%	7.2%	3.2%	3.0%

The key assumptions by the significant CGU in the Health Division for impairment test as of December 31, 2024 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2025‑2029	Expected Sales Growth Rates 2025‑2029
Chile	6.8%	5.9%	3.1%	1.9%

The key assumptions by CGU for impairment test as of December 31, 2025 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2026‑2030	Expected Sales Growth Rates
Valora	5.4%	5.0%	0.9%	5.7%

The key assumptions by CGU for impairment test as of December 31, 2024 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2025‑2029	Expected Sales Growth Rates 2025‑2029
Valora	5.7%	5.3%	1.0%	4.5%

Summary of Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in post-tax WACC		Change in Expected Volume Growth CAGR (1)	Effect on Valuation
Mexico	+0.6	p.p.	-1.0%	Passes by 3.7x
Brazil	+0.9	p.p.	-1.0%	Passes by 1.8x
Colombia	+1.2	p.p.	-1.0%	Passes by 3.2x
Argentina	+2.3	p.p.	-1.0%	Passes by 3.7x
Guatemala	+0.7	p.p.	-1.0%	Passes by 5.7x
Costa Rica	+0.7	p.p.	-1.0%	Passes by 4.6x
Nicaragua	+3.4	p.p.	-1.0%	Passes by 1.4x
Panama	+0.9	p.p.	-1.0%	Passes by 2.1x
Uruguay	+0.2	p.p.	-1.0%	Passes by 3.4x

(1)Compound Annual Growth Rate (“CAGR”).
The sensitivity test by the significant CGU in the Health Division as of December 31, 2025 was as follows:

CGU	Change in WACC		Change in Expected Sales Growth Rates CAGR	Effect on Valuation
Chile	0.2	p.p.	(0.5)%	Passes by 0.4x
On December 31, 2025, the Company performed an additional impairment sensitivity calculation, taking into account an effect of 50 basis points in the sale’s compound annual growth rate (“CAGR”), concluding that no impairment would be recognized.

CGU	Change in Expected Sales Growth CAGR	Effect on Valuation
Valora	(0.5)%	Passes by -0.12x